INVESTMENTS - Tujia (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INVESTMENTS
Previously held equity method investment value	¥ 28,494.0	¥ 29,730.0
Fair value of preferred shares under available-for-sale	3,354.0	2,856.0
Payments to Acquire Equity Method Investments	328.0	351.0	¥ 1,400.0
Tujia
INVESTMENTS
Previously held equity method investment value	1,000.0		¥ 1.0
Initially measured fair value of available-for-sale debt security	500.0
Fair value of preferred shares under available-for-sale	2,400.0	1,900.0
Deemed disposal loss of available-for-sale debt investment		400.0
Tujia | Redeemable Preferred Stock [Member]
INVESTMENTS
Payments to Acquire Equity Method Investments	700.0
Gain loss from change in fair value of equity investment	¥ 139.0	¥ 70.0